Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Discount on Preferred Stock [Member]	Additional Paid-in Capital [Member]	Unearned ESOP Compensation [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Preferred Stock Series A [Member] Preferred Stock [Member]	Preferred Stock Series B [Member] Preferred Stock [Member]
Beginning balance at Dec. 31, 2011	$ 44,254	$ 9,492	$ (200)	$ 12,661	$ (772)	$ 10,379	$ 2,194		$ 10,000	$ 500
Beginning balance, shares at Dec. 31, 2011		7,593,929
Net Income	404					404
Repurchase of common stock	(304)	(113)		(191)
Repurchase of common stock, shares		(90,260)
Retirement of common stock		(1)		1
Retirement of common stock, shares		(1,173)
Other comprehensive income	(707)						(707)
Release of ESOP shares	48			(39)	87
Increase in ESOP notes receivable	(190)				(190)
Reclass of redeemable ESOP stock	(235)			(235)
Stock compensation expense	4			4
Record preferred stock dividend and discount accretion	(545)		100			(645)
Ending balance at Dec. 31, 2012	42,729	9,378	(100)	12,201	(875)	10,138	1,487		10,000	500
Ending balance, shares at Dec. 31, 2012		7,502,496
Net Income	954					476		478
Repurchase of common stock	(169)	(71)		(98)
Repurchase of common stock, shares		(56,565)
Other comprehensive income	(2,049)						(2,049)
Release of ESOP shares	45			(49)	94
Increase in ESOP notes receivable	(208)				(208)
Reclass from mezzanine capital	(132)			(132)
Repayment of preferred stock series A	(10,500)								(10,000)	(500)
Issuance of preferred stock (noncontrolling interest)	10,655							10,655
Record costs of preferred stock (noncontrolling interest)	(137)							(137)
Record preferred stock dividend (noncontrolling interest)	(454)							(454)
Record preferred stock dividend and discount accretion	(225)		100			(325)
Ending balance at Dec. 31, 2013	40,509	9,307		11,922	(989)	10,289	(562)	10,542
Ending balance, shares at Dec. 31, 2013		7,445,931
Net Income	1,679	0	0	0	0	1,088	0	591	0	0
Repurchase of common stock	(1,410)	(468)		(942)
Repurchase of common stock, shares		(374,130)
2% stock dividend		178		221		(399)
2% stock dividend, shares		142,129
Cash paid - fractional shares	(4)					(4)
Other comprehensive income	867						867
Release of ESOP shares	21			5	16
Increase in ESOP notes receivable	9	(315)		(649)	973
Repayment of ESOP notes receivable, shares		(252,446)
Reclass from mezzanine capital	1,155			1,155
Record costs of preferred stock (noncontrolling interest)	(416)							(416)
Record preferred stock dividend (noncontrolling interest)	(148)							(148)
Ending balance at Dec. 31, 2014	$ 42,262	$ 8,702		$ 11,712		$ 10,974	$ 305	$ 10,569
Ending balance, shares at Dec. 31, 2014		6,961,484